New York Life Insurance Company

51 Madison Avenue, New York, NY 10010

(914) 960-4141

E-mail : laura_bramson@newyorklife.com

www.newyorklife.com

Laura Molnar Bramson

Associate General Counsel

November 29, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

NYLIAC Variable Annuity Separate Account – III (“Registrant”)

Post-Effective Amendment to Form N-4 Registration Statement

File Nos. 333-239752 and 811-08904

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is Post-Effective Amendment No. 2 (the “Amendment”) to the registration statement on Form N-4 (File No. 333-239752) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 227 to the registration statement on the same form N-4 under the Investment Company Act of 1940 (the “1940 Act”). Units of interest of NYLIAC Variable Annuity Separate Account – III are offered through variable annuity contracts marketed under the names New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity – FP Series (the “Contracts”).

Purpose of Amendment

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act to:

1.

Revise the Registration Statement to conform it to the amendments adopted by the Securities and Exchange Commission (the “Commission”) to Form N-4 on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After this Amendment (or a subsequently filed post-effective amendment) becomes effective, NYLIAC intends to rely on Rule 498A under the 1933 Act (“Rule 498A”) to use summary prospectuses with respect to the registration statement. Accordingly, NYLIAC has included an initial summary prospectus for the Contract (“ISP”) as Exhibit (o) to the Amendment; and

2.	Make other non-material changes.

Registrant represents that the Amendment effects no other material changes to the Registration Statement.

Request for Selective Review

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“1984 Release”). The staff has encouraged registrants to request selective review of their filings pursuant to the 1984 Release. See, e.g. SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par D.1.

(a) Similarities to Existing Contracts

In support of our request, we respectfully note that the Contracts are substantially similar in all material respects to the New York Life Premier, Premier Plus, Premier II and Premier Plus II contracts (the “Premier Contracts”), described in the currently effective prospectuses and statements of additional information included in Registrant’s registration statement (File No. 333-156018), except as noted below. We respectfully submit that to the extent the staff has reviewed the prospectuses and SAIs for the Premier Contracts, it is already familiar with the features of the IndexFlex Contracts. We also note that the currently effective prospectuses and statements of additional information for the Premier Contracts are in the format described in the March 2020 Release. The staff reviewed and provided comments on those prospectuses and SAIs in connection with the conversion to the new format. The prospectus and SAI for the IndexFlex Contracts follow the template used in the prospectuses and SAIs for the Premier Contracts.

(b) Primary Differences with IndexFlex Contracts

Pursuant to the Release, we note that the primary differences between the IndexFlex Contracts and the Premier Contracts, are as follows:

•	the IndexFlex Contracts offer only 13 Investment Divisions;

•	the IndexFlex Contracts offer fixed index-linked investment options;

•	the IndexFlex Contracts have different surrender charge schedules and only an Accumulation Value based M&E charge;

•	the IndexFlex Contracts and the Premier Contracts offer different optional benefits; and

•	the IndexFlex Contracts do not offer automatic asset rebalancing, dollar cost averaging programs or interest sweep.

Securities and Exchange Commission

Timetable for Effectiveness

We request that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on January 28, 2022. Registrant intends to delay the effectiveness of the Amendment until it files a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment, including responses to your comments, with other non-material and annual update changes to the Registration Statement and the prospectus and statement of additional information contained therein, such that the Amendment will go effective on May 1, 2022.

Please note in particular that the “Highest Annual Cost” and the “Lowest Annual Cost” information in the “Important Information You Should Consider About the Policy” section, and the values in the “Example” in the “Table of Fees and Expenses”, are based on current portfolio expenses. This information, and other information, including the values in the Appendix A, will be updated to reflect portfolio expenses as of December 31, 2021 when we file the subsequent amendment pursuant to Rule 485(b).

Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (914) 960-4141 (or laura_bramson@newyorklife.com).

Very truly yours,

/s/ Laura Molnar Bramson

Laura Molnar Bramson Associate General Counsel

cc:	Sally Samuel, Esq.

Mark Cowan, Esq.